Recoverable taxes	12 Months Ended
Dec. 31, 2017
Recoverable taxes
Recoverable taxes

12.        Recoverable taxes

Recoverable taxes are presented net of provisions for losses on tax credits.

	December 31, 2017	December 31, 2016
Value-added tax	887	724
Brazilian federal contributions	880	1,599
Others	43	29

Total	1,810	2,352

Current	1,172	1,625
Non-current	638	727

Total	1,810	2,352